Schedule of products and services (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total revenues	$ 5,910	$ 8,733	$ 15,060	$ 22,448	$ 23,975
Electrical equipment and related services [member]
IfrsStatementLineItems [Line Items]
Total revenues	5,910	7,821	13,596	20,958	22,396
Electric Vehicles and Related Products and Services [Member]
IfrsStatementLineItems [Line Items]
Total revenues		$ 912
Development fees [member]
IfrsStatementLineItems [Line Items]
Total revenues					185
Vehicle spec conversion [member]
IfrsStatementLineItems [Line Items]
Total revenues				789	137
Conversion kits [member]
IfrsStatementLineItems [Line Items]
Total revenues			1,394	301	1,219
Accessories [member]
IfrsStatementLineItems [Line Items]
Total revenues			$ 70	$ 400	$ 38